Consolidated Statements of Operations and Comprehensive Income - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Income Statement [Abstract]
Revenue	$ 42,538	$ 112,409
Cost of goods Sold	(35,316)	(132,780)
Inventory write-down	(262,686)	(113,724)
Total Cost of Revenue	(298,002)	(246,504)
Gross Profit	(255,464)	(134,095)
General and administrative expenses	(10,924,808)	(405,078)
Selling and Distribution expenses	(181,195)	(2,814)
Depreciation and Amortisation	(38,343)	(24,545)
Operating loss	(11,399,810)	(566,532)
Other income, net	1,330	11,771
Finance Expenses	(57,652)	(55,946)
Loss before income taxes	(11,456,132)	(610,707)
Income tax expense/benefit	(26,162)	(64,241)
Net loss attributable to ordinary sharesholders	(11,482,294)	(674,948)
Loss attributable to Ordinary shares holders of Parent Company	(11,427,935)	(654,273)
Loss attributable to non-controlling interests	$ (54,539)	$ (20,675)
Loss per share attributable to common stockholders, Basic	$ (4.23)	$ (0.04)
Loss per share attributable to common stockholders, Diluted	$ (4.23)	$ (0.04)
Weighted-average number of shares used in computing loss per share amounts, Basic	20,763,518	19,145,415
Weighted-average number of shares used in computing loss per share amounts, Diluted	20,763,518	19,145,415
Net loss attributable to ordinary sharesholders	$ (11,482,294)	$ (674,948)
Foreign currency translation adjustments	5,286	46,286
Remeasurements of the net defined benefit liability / asset, net	(2,048)
Comprehensive income	(11,479,056)	(628,662)
Loss attributable to Ordinary shares holders of Parent Company	(11,424,697)	(607,987)
Loss attributable to non-controlling interests	$ (54,539)	$ (20,675)